Marketable securities	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Marketable securities
Marketable securities

Marketable securities held by the Company are equity securities considered to be available-for-sale securities. The following tables summarize the carrying values of the marketable securities in the balance sheet:

	As at December 31, 2014
(In US$ millions)	Original cost	Cumulative unrealized fair value gains/(losses)	Cumulative other than temporary impairments	Carrying value
Petromena	—	—	—	—
Sapura Kencana	373	(48)	—	325
Seadrill Partners - Common Units	821	(395)	—	426
Total	1,194	(443)	—	751

	As at December 31, 2013
(In US$ millions)	Original cost	Cumulative unrealized fair value gains/(losses)	Cumulative other than temporary impairments	Carrying value
Petromena	20	—	(16)	4
Sapura Kencana	539	539	—	1,078
Total	559	539	(16)	1,082

SapuraKencana
During 2012 we owned a 23.6% share in SapuraCrest Petroleum Bhd, which was accounted for using the equity method. On May 17, 2012 SapuraCrest Petroleum Bhd and Kencana Petroleum Bhd merged resulting in dilution of our shareholdings from 23.6% to 11.8% and therefore we recognized a gain of $169 million which is included in our consolidated statement of operations. The investment was consequently transferred from investment in associated companies to an investment accounted for at fair value as an available-for-sale security. Additionally during 2012 we further reduced our ownership share to 6.4% through a sale of shares and therefore we recognized a gain of $84 million which was included in the consolidated statement of operations.

On April 30, 2013, as part of the consideration for the sale of certain tender rigs to SapuraKencana, we received 400.8 million shares in SapuraKencana, increasing our shareholding from 6.4% to 12.0%.

On September 18, 2013, we entered into a financing arrangement whereby a proportion of our holding of SapuraKencana shares have been pledged as security for the contractual period which extends beyond the next 12 months. Accordingly, these pledged shares have been reclassified as long term marketable securities in the balance sheet. See Note 32 to the Consolidated Financial Statements included herein.

During the twelve months ended December 31, 2014, the Company sold a portion of its investment in SapuraKencana and received proceeds of $297 million, net of transaction costs. As a result of the sale, a gain of $131 million was recognized, including amounts which had been previously recognized in other comprehensive income, which was recognized on an average cost basis. The gain is included in the consolidated statement of operations within "Gain on realization of marketable securities". As a result of this transaction, our ownership interest in SapuraKencana’s outstanding common shares is 8.18%.

As of December 31, 2014 accumulated unrealized loss recognized in other comprehensive income totaled $48 million had been recognized in accumulated other comprehensive income. We have evaluated the near term prospects of SapuraKencana in relation to the severity and duration of the decline in fair value. Based on that evaluation and our ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value, we do not consider the investment to be other-than-temporarily impaired at December 31, 2014.

Seadrill Partners Common Units
Our holding of the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent a ‘in-substance common stock’ interest as defined by US GAAP. These securities were recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period at a total value of $671 million. For more details on the deconsolidation of Seadrill Partners see Note 11.

In March 2014 and June 2014, the Company purchased additional common units in Seadrill Partners of 1,633,987 at $30.60 per unit and 3,183,700 at $31.41 per unit respectively, totaling $150 million. Our ownership interest in Seadrill Partners' common units is 28.6% as of December 31, 2014.

As of December 31, 2014 an unrealized loss of $395 million had been recognized in accumulated other comprehensive income. We have evaluated the near term prospects of the Seadrill Partners in relation to the severity and duration of the decline in fair value. Seadrill Partners continues to make significant distributions to its common unitholders. Its drilling units are largely on long term contracts and so it has little exposure to short term movements in market conditions or dayrates. Based on that evaluation and our ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value, we do not consider the investment to be other-than-temporarily impaired at December 31, 2014.

Petromena
In February 2014 we received the final payment related to our investment in the 81.1%of the partially redeemed Petromena NOK 2,000 million bond (“Petromena”) of $10 million. The residual $6 million after the investment was reduced has been recorded as a gain in "other financial items" in the consolidated statement of operations.

The following table summarizes the gross realized gains and losses from purchases and sales of marketable securities during the years presented:

	Year ended December 31, 2014
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Petromena	6	—	—	—	10	—	—
Sapura Kencana	—	—	—	(456)	297	—	131
Seadrill Partners - Common Units	—	—	—	(395)	—	821	—

	Year ended December 31, 2013
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Petromena	—	—	—	—	—	—	—
Sapura Kencana	—	—	333	—	—	416	—

	Year ended December 31, 2012
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Other	—	(19)	—	—	—	—	(1)
Sapura Kencana	—	—	205	—	197	237	(84)

Marketable securities in SapuraKencana and Seadrill Partners with an aggregate fair value of $751 million are in an unrealized loss position.

The total cumulative unrealized holding losses as of December 31, 2014 amounted to $443 million (December 31, 2013: $539 million accumulated gains). The loss in 2014 represents the unrealized losses on our Seadrill Partners common units and SapuraKencana investment recorded in accumulated other comprehensive income in the balance sheet. These securities have all been in an unrealized loss position for less than 12 months.